Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
June 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS — 99.6%
Advertising, Public Relations, and Related Services — 2.0%
308,972	Qurate Retail, Inc.	$4,044,443
Animal Slaughtering and Processing — 1.9%
54,429	Tyson Foods, Inc.	4,014,683
Architectural and Structural Metals Manufacturing — 2.0%
57,461	Atkore, Inc. (a)	4,079,731
Automobile Dealers — 2.0%
43,941	AutoNation, Inc. (a)	4,166,046
Building Material and Supplies Dealers — 2.0%
21,438	Lowe’s Cos., Inc.	4,158,329
Cable and Other Subscription Programming — 2.0%
96,837	DISH Network Corp. (a)	4,047,787
Clothing Stores — 6.3%
38,395	Carter’s, Inc.	3,961,212
24,907	Dillards, Inc. — Class A	4,505,178
62,476	L Brands, Inc.	4,502,021
		12,968,411
Death Care Services — 2.0%
75,490	Service Corporation International	4,045,509
Electric Power Generation, Transmission and Distribution — 2.2%
50,696	First Solar, Inc. (a)	4,588,495
Electrical Equipment & Component Manufacturing — 2.0%
136,097	Resideo Technologies, Inc. (a)	4,082,910
Electronics and Appliance Stores — 2.0%
36,672	Best Buy Co., Inc.	4,216,546
Engine, Turbine, and Power Transmission Equipment Manufacturing — 2.0%
41,980	Brunswick Corp.	4,182,048
Food Manufacturing — 1.9%
30,215	The J.M. Smucker Co.	3,914,957
General Freight Trucking — 1.9%
88,376	Knight-Swift Transportation Holdings, Inc.	4,017,573
General Medical and Surgical Hospitals — 1.8%
26,090	Universal Health Services, Inc.	3,820,359
Grocery Stores — 1.7%
143,955	Sprouts Farmers Market, Inc. (a)	3,577,282
Health and Personal Care Stores — 4.2%
47,350	CVS Health Corp.	3,950,884
211,270	Sally Beauty Holdings, Inc. (a)	4,662,729
		8,613,613
Home Furnishings Stores — 2.0%
25,963	Williams-Sonoma, Inc.	4,144,993
Household Appliance Manufacturing — 2.0%
18,802	Whirlpool Corp.	4,099,212
Insurance Carriers — 5.9%
10,526	Anthem, Inc.	4,018,827
54,487	Centene Corp. (a)	3,973,737
9,300	Humana, Inc.	4,117,296
		12,109,860
Jewelry, Luggage, and Leather Goods Stores — 2.1%
53,360	Signet Jewelers Ltd. ADR (a)(b)	4,310,954

Medical and Diagnostic Laboratories — 4.0%
15,154	Laboratory Corporation of America Holdings (a)	$4,180,231
30,771	Quest Diagnostics, Inc.	4,060,849
		8,241,080
Metal Ore Mining — 2.1%
66,633	Southern Copper Corp.	4,285,835
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing — 4.0%
62,632	Hologic, Inc. (a)	4,178,807
26,415	PerkinElmer, Inc.	4,078,740
		8,257,547
Offices of Physicians — 2.0%
16,318	Molina Healthcare, Inc. (a)	4,129,433
Pharmaceutical and Medicine Manufacturing — 2.0%
48,044	Blueprint Medicines Corp. (a)	4,225,950
Professional and Commercial Equipment and Supplies Merchant Wholesalers — 1.9%
34,783	Arrow Electronics, Inc. (a)	3,959,349
Radio and Television Broadcasting — 4.1%
27,838	Nexstar Media Group, Inc.	4,116,684
98,697	ViacomCBS, Inc.	4,461,104
		8,577,788
Residential Building Construction — 9.5%
91,430	KB Home	3,723,030
40,401	Lennar Corp.	4,013,839
25,590	LGI Homes, Inc. (a)	4,144,045
41,207	Meritage Homes Corp. (a)	3,876,755
72,787	PulteGroup, Inc.	3,971,986
		19,729,655
Sawmills and Wood Preservation — 2.0%
69,883	Louisiana-Pacific Corp.	4,213,246
Semiconductor and Other Electronic Component Manufacturing — 2.0%
176,130	Amkor Technology, Inc.	4,168,997
Shoe Stores — 2.1%
68,874	Foot Locker, Inc.	4,244,705
Soap, Cleaning Compound, and Toilet Preparation Manufacturing — 1.9%
69,693	Nu Skin Enterprises, Inc. — Class A	3,948,108
Sporting Goods, Hobby, and Musical Instrument Stores — 4.2%
108,826	Camping World Holdings, Inc.	4,460,778
42,354	Dicks Sporting Goods, Inc.	4,243,447
		8,704,225
Tobacco Manufacturing — 2.0%
85,709	Altria Group, Inc.	4,086,605
Veneer, Plywood, and Engineered Wood Product Manufacturing — 2.0%
42,125	Owens Corning	4,124,037
Wood Product Manufacturing — 1.9%
67,815	Masco Corp.	3,994,982
	TOTAL COMMON STOCKS (Cost $188,434,651)	206,095,283

MONEY MARKET FUNDS — 0.4%
734,815	First American Government Obligations Fund — Class X, 0.03% (c)	$734,815
	TOTAL MONEY MARKET FUNDS (Cost $734,815)	734,815

	TOTAL INVESTMENTS (Cost $189,169,466) — 100.0%	206,830,098
	Other Liabilities in Excess of Assets — 0.0% (d)	(39,944)
	TOTAL NET ASSETS — 100.0%	$206,790,154

Percentages are stated as a percent of net assets.

ADR — American Depository Receipt

(a)	Non-Income producing security.
(b)	Foreign Issued Security.
(c)	Rate shown is the 7-day effective yield.
(d)	Rounds to zero.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
June 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS — 99.4%
Australia — 8.0%
181,867	Fortescue Metals Group Ltd.	$3,183,375
725,433	Harvey Norman Holdings Ltd.	2,981,336
80,051	JB Hi-Fi Ltd.	3,036,537
134,049	Newcrest Mining Ltd.	2,541,404
		11,742,652
Belgium — 1.9%
144,902	The Proximus Group	2,798,902
Denmark — 2.1%
1,083	AP Moller-Maersk A/S	3,112,788
France — 1.8%
234,952	Orange S.A.	2,678,678
Germany — 5.9%
43,991	Covestro AG	2,840,754
45,160	Deutsche Post AG	3,071,533
35,368	HOCHTIEF AG	2,715,873
		8,628,160
Hong Kong — 2.0%
193,841	Sun Hung Kai Properties Ltd.	2,888,529
Israel — 2.0%
25,399	Check Point Software Technologies Ltd. ADR (a)	2,949,586
Italy — 1.9%
106,088	Buzzi Unicem SpA	2,814,002
Japan — 48.3%
71,050	Aisin Seiki Co., Ltd.	3,037,828
284,505	Amada Co., Ltd.	2,875,909
158,705	Anritsu Corp.	2,958,531
261,745	Asahi Kasei Corp.	2,875,555
141,995	Brother Industries Ltd.	2,833,637
150,095	DeNA Co., Ltd.	3,189,831
63,360	EBARA Corp.	3,119,665
111,135	Iida Group Holdings Co., Ltd.	2,861,030
149,170	Japan Tobacco, Inc.	2,817,708
88,990	KDDI Corp.	2,775,556
248,315	K’s Holdings Corp.	2,854,298
63,360	NEC Corp.	3,262,246
195,105	NGK Spark Plug Co., Ltd.	2,890,705
65,305	Open House Co., Ltd.	3,068,474
72,790	Otsuka Holdings Co., Ltd.	3,018,529
259,285	Panasonic Corp.	3,000,233
31,065	Shimamura Co., Ltd.	2,980,808
228,835	SoftBank Corp.	2,993,939
39,365	SoftBank Group Corp.	2,754,965
30,450	Sony Group Corp.	2,964,281
228,630	Sumitomo Rubber Industries Ltd.	3,154,866
145,995	The Yokohama Rubber Co., Ltd.	3,126,352
118,310	Toyoda Gosei Co., Ltd.	2,912,623
101,600	Yamaha Motor Co., Ltd.	2,761,888
		71,089,457
Malta — 1.9%
179,543	Kindred Group PLC	2,814,374
Netherlands — 1.8%
500,944	PostNL N.V.	2,715,736

Norway — 2.1%
57,574	Yara International ASA	$3,030,439
Singapore — 2.0%
2,749,315	Yangzijiang Shipbuilding Holdings Ltd.	2,882,825
Sweden — 6.0%
75,885	Boliden AB	2,917,256
108,054	Electrolux AB	2,996,134
225,737	Telefonaktiebolaget LM Ericsson	2,837,110
		8,750,500
United Kingdom — 11.7%
45,113	Berkeley Group Holdings PLC	2,867,497
76,221	British American Tobacco PLC	2,952,218
126,443	Imperial Brands PLC	2,723,323
576,292	Kingfisher PLC	2,905,734
35,790	Rio Tinto PLC	2,945,245
		17,231,665
	TOTAL COMMON STOCKS (Cost $142,688,530)	146,128,293

MONEY MARKET FUNDS — 0.3%
362,934	First American Government Obligations Fund — Class X, 0.03% (b)	362,934
	TOTAL MONEY MARKET FUNDS (Cost $362,934)	362,934

	TOTAL INVESTMENTS (Cost $143,051,464) — 99.7%	146,491,227
	Other Assets in Excess of Liabilities — 0.3%	483,806
	TOTAL NET ASSETS — 100.0%	$146,975,033

Percentages are stated as a percent of net assets.

ADR — American Depository Receipt

PLC — Public Limited Company

(a)	Non-Income producing security.
(b)	Rate shown is the 7-day effective yield.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
June 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS — 99.7%
Advertising, Public Relations, and Related Services — 1.8%
131,850	Qurate Retail, Inc.	$1,725,916
Agriculture, Construction, and Mining Machinery Manufacturing — 3.7%
13,301	AGCO Corp.	1,734,184
4,998	Deere & Co.	1,762,845
		3,497,029
Alumina and Aluminum Production and Processing — 1.9%
52,301	Howmet Aerospace, Inc. (a)	1,802,815
Amusement Parks and Arcades — 1.8%
32,944	SeaWorld Entertainment, Inc. (a)	1,645,223
Animal Food Manufacturing — 1.7%
9,908	Freshpet, Inc. (a)	1,614,608
Animal Slaughtering and Processing — 1.9%
26,116	Darling Ingredients, Inc. (a)	1,762,830
Apparel, Piece Goods, and Notions Merchant Wholesalers — 2.0%
32,956	Capri Holdings Ltd. ADR (a)	1,884,754
Architectural and Structural Metals Manufacturing — 1.9%
12,446	Chart Industries, Inc. (a)	1,821,099
Audio and Video Equipment Manufacturing — 1.9%
49,499	Sonos, Inc. (a)	1,743,850
Basic Chemical Manufacturing — 1.9%
38,034	Olin Corp.	1,759,453
Beverage Manufacturing — 2.2%
27,771	Celsius Holdings, Inc. (a)	2,113,095
Building Equipment Contractors — 1.8%
19,033	Quanta Services, Inc.	1,723,819
Clothing Stores — 4.2%
44,104	Abercrombie & Fitch Co. (a)	2,047,749
51,581	American Eagle Outfitters, Inc.	1,935,835
		3,983,584
Commercial and Service Industry Machinery Manufacturing — 2.0%
10,866	Middleby Corp. (a)	1,882,643
Depository Credit Intermediation — 3.6%
33,430	Ally Financial, Inc.	1,666,151
3,095	SVB Financial Group (a)	1,722,151
		3,388,302
Financial Investment Activities — 3.7%
12,224	Evercore Partners, Inc. — Class A	1,720,772
66,367	Invesco Ltd. ADR	1,773,990
		3,494,762
Food Manufacturing — 1.6%
5,419	Medifast, Inc.	1,533,469
Footwear Manufacturing — 2.1%
16,658	CROCS, Inc. (a)	1,940,990
Furniture and Related Product Manufacturing — 2.0%
16,759	Sleep Number Corp. (a)	1,842,652
Home Furnishings Stores — 1.8%
10,308	Williams-Sonoma, Inc.	1,645,672
Household and Institutional Furniture and Kitchen Cabinet Manufacturing — 2.0%
48,345	Tempur Sealy International, Inc.	1,894,641

Jewelry, Luggage, and Leather Goods Stores — 2.6%
30,128	Signet Jewelers Ltd. ADR (a)	$2,434,041
Leather and Allied Product Manufacturing — 1.9%
40,389	Tapestry, Inc. (a)	1,756,114
Medical Equipment and Supplies Manufacturing — 6.3%
9,494	Inspire Medical Systems, Inc. (a)	1,834,810
10,645	Shockwave Medical, Inc. (a)	2,019,676
13,366	STAAR Surgical Co. (a)	2,038,315
		5,892,801
Miscellaneous Manufacturing — 4.2%
16,413	Peloton Interactive, Inc. (a)	2,035,540
20,531	Yeti Holdings, Inc. (a)	1,885,157
		3,920,697
Nondepository Credit Intermediation — 2.0%
31,905	OneMain Holdings, Inc.	1,911,429
Office Administrative Services — 3.6%
15,466	MasTec, Inc. (a)	1,640,943
77,410	R1 RCM, Inc. (a)	1,721,598
		3,362,541
Offices of Physicians — 2.2%
9,504	Novocure Ltd. ADR (a)	2,108,177
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing — 1.7%
51,262	The Mosaic Co.	1,635,770
Pharmaceutical and Medicine Manufacturing — 5.3%
10,580	10X Genomics, Inc. (a)	2,071,776
22,572	Beam Therapeutics, Inc. (a)	2,905,242
		4,977,018
Plastics Product Manufacturing — 2.0%
15,643	Advanced Drainage Systems, Inc.	1,823,505
Restaurants and Other Eating Places — 3.6%
61,899	Bloomin’ Brands, Inc. (a)	1,679,939
30,999	The Cheesecake Factory, Inc. (a)	1,679,526
		3,359,465
Sawmills and Wood Preservation — 1.7%
26,989	Louisiana-Pacific Corp.	1,627,167
Securities and Commodity Contracts Intermediation and Brokerage — 4.5%
90,280	SLM Corp.	1,890,463
20,379	Trupanion, Inc. (a)	2,345,623
		4,236,086
Software Publishers — 6.9%
3,534	HubSpot, Inc. (a)	2,059,332
3,708	MicroStrategy, Inc. (a)	2,463,966
8,001	Square, Inc. (a)	1,950,644
		6,473,942
Traveler Accommodation — 3.7%
31,643	Bally’s Corp. (a)	1,712,202
28,173	Boyd Gaming Corp. (a)	1,732,358
		3,444,560
	TOTAL COMMON STOCKS (Cost $91,023,076)	93,664,519

MONEY MARKET FUNDS — 0.3%
332,863	First American Government Obligations Fund — Class X, 0.03% (b)	$332,863
	TOTAL MONEY MARKET FUNDS (Cost $332,863)	332,863

	TOTAL INVESTMENTS (Cost $91,355,939) — 100.0%	93,997,382
	Other Liabilities in Excess of Assets — 0.0% (c)	(23,474)
	TOTAL NET ASSETS — 100.0%	$93,973,908

Percentages are stated as a percent of net assets.

ADR — American Depository Receipt

(a)	Non-Income producing security.
(b)	Rate shown is the 7-day effective yield.
(c)	Rounds to zero.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
June 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS — 97.5%
Australia — 14.0%
70,437	Australia & New Zealand Banking Group Ltd.	$1,487,005
225,799	Bank of Queensland Ltd.	1,542,671
193,759	Bendigo & Adelaide Bank Ltd.	1,524,300
90,801	Fortescue Metals Group Ltd.	1,589,368
372,421	Lynas Rare Earths Ltd. (a)	1,594,789
46,383	Mineral Resources Ltd.	1,868,997
83,399	OZ Minerals Ltd.	1,406,016
		11,013,146
Austria — 1.8%
35,109	Voestalpine AG	1,429,588
Cayman Islands — 4.5%
463,940	SITC International Holdings Co., Ltd.	1,938,984
389,741	Xinyi Glass Holdings Ltd.	1,588,721
		3,527,705
Denmark — 2.1%
565	AP Moller-Maersk A/S	1,623,939
Finland — 1.9%
130,953	Metso Outotec Oyj	1,521,095
Germany — 5.7%
16,496	Daimler AG	1,472,875
66,616	Nordex SE (a)	1,617,710
9,217	Wacker Chemie AG	1,421,321
		4,511,906
Israel — 2.5%
7,967	Fiverr International Ltd. ADR (a)	1,931,918
Italy — 3.6%
312,180	Banca Popolare di Sondrio ScpA	1,354,069
450,541	Banco BPM SpA	1,449,360
		2,803,429
Japan — 11.2%
5,176	BayCurrent Consulting, Inc.	1,858,971
38,032	Nippon Yusen K.K.	1,927,361
143,112	Renesas Electronics Corp. (a)	1,547,122
48,664	RENOVA, Inc. (a)	1,916,423
3,640	Tokyo Electron Ltd.	1,575,329
		8,825,206
Malta — 1.8%
89,057	Kindred Group PLC	1,395,987
Netherlands — 9.8%
27,553	Aalberts NV	1,480,645
19,814	BE Semiconductor Industries NV	1,680,789
260,744	PostNL NV	1,413,555
25,491	Signify NV	1,612,249
79,808	Stellantis NV ADR	1,573,016
		7,760,254
Norway — 3.9%
443,263	Elkem ASA	1,612,399
56,980	Nordic Semiconductor ASA (a)	1,443,998
		3,056,397
Spain — 1.9%
38,758	Fluidra S.A.	1,537,268

Sweden — 17.4%
47,246	Avanza Bank Holding AB	$1,473,453
68,904	EPIROC AB	1,570,007
44,501	EQT AB	1,615,079
8,222	Evolution AB	1,299,288
31,998	Fortnox AB	1,573,335
108,718	Husqvarna AB	1,444,390
44,272	Kinnevik AB (a)	1,772,308
90,474	SINCH AB (a)	1,522,330
33,982	Thule Group AB	1,506,499
		13,776,689
Switzerland — 4.0%
4,598	Kuehne & Nagel International AG	1,573,333
1,685	Siegfried Holding AG	1,579,830
		3,153,163
United Kingdom — 11.4%
21,002	Ashtead Group PLC	1,558,351
104,450	Ceres Power Holdings PLC (a)	1,527,211
169,315	Evraz PLC	1,386,542
236,164	Ferrexpo PLC	1,397,559
37,742	Future PLC	1,635,168
184,774	Royal Mail PLC	1,475,820
		8,980,651
	TOTAL COMMON STOCKS (Cost $70,262,984)	76,848,341

PREFERRED STOCKS — 1.9%
Germany — 1.9%
14,192	Porsche Automobil Holding SE	1,520,589
	TOTAL PREFERRED STOCKS (Cost $1,566,610)	1,520,589

MONEY MARKET FUNDS — 0.5%
367,829	First American Government Obligations Fund Class X, 0.03% (b)	367,829
	TOTAL MONEY MARKET FUNDS (Cost $367,829)	367,829

	TOTAL INVESTMENTS (Cost $72,197,423) — 99.9%	78,736,759
	Other Assets in Excess of Liabilities — 0.1%	103,563
	TOTAL NET ASSETS — 100.0%	$78,840,322

Percentages are stated as a percent of net assets.

ADR — American Depository Receipt

PLC — Public Limited Company

(a)	Non-Income producing security.
(b)	Rate shown is the 7-day effective yield.

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
June 30, 2021 (Unaudited)

Shares		Value
INVESTMENT COMPANIES — 99.4%
International Developed Equity — 57.5%
419,838	Alpha Architect International Quantitative Momentum ETF (a)(b)(c)	$14,566,111
459,320	Alpha Architect International Quantitative Value ETF (a)(b)	13,342,787
		27,908,898
U.S. Equity — 41.9%
198,941	Alpha Architect U.S. Quantitative Momentum ETF (a)(b)(c)	10,217,252
294,734	Alpha Architect U.S. Quantitative Value ETF (a)(b)	10,118,218
		20,335,470
	TOTAL INVESTMENT COMPANIES (Cost $43,096,739)	48,244,368

MONEY MARKET FUNDS — 0.6%
292,905	First American Government Obligations Fund — Class X, 0.03% (d)	292,905
	TOTAL MONEY MARKET FUNDS (Cost $292,905)	292,905

	TOTAL INVESTMENTS (Cost $43,389,644) — 100.0%	48,537,273
	Other Liabilities in Excess of Assets — 0.0% (e)	(9,718)
	TOTAL NET ASSETS — 100.0%	$48,527,555

Percentages are stated as a percent of net assets.

(a)	Affiliated Fund.
(b)	All or a portion of these securities have been segregated as collateral for broker agreements. The total value of securities segregated amounted to $24,259,948.
(c)	Non-Income producing security.
(d)	Rate shown is the 7-day effective yield.
(e)	Rounds to zero.

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION

Each of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF (individually a “Fund” or collectively the “Funds”) is a series of the Alpha Architect ETF Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services — Investment Companies. The investment objective of each Fund is to seek to track the total return performance, before fees and expenses, of its particular index. The underlying index for each Fund is listed below:

Fund	Index
Alpha Architect U.S. Quantitative Value ETF	Alpha Architect Quantitative Value Index
Alpha Architect International Quantitative Value ETF	Alpha Architect International Quantitative Value Index
Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect Quantitative Momentum Index
Alpha Architect International Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum Index
Alpha Architect Value Momentum Trend ETF	Alpha Architect Value Momentum Trend Index

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2021, the Funds did not hold any “fair valued” securities.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of June 30, 2021:

Description	Level 1	Level 2	Level 3	Total
Alpha Architect U.S. Quantitative Value ETF
Assets*
Common Stocks	$206,095,283	$—	$—	$206,095,283
Money Market Funds	734,815	—	—	734,815
Total Investments in Securities	$206,830,098	$—	$—	$206,830,098

Alpha Architect International Quantitative Value ETF
Assets*
Common Stocks	$146,128,293	$—	$—	$146,128,293
Money Market Funds	362,934	—	—	362,934
Total Investments in Securities	$146,491,227	$—	$—	$146,491,227

Alpha Architect U.S. Quantitative Momentum ETF
Assets*
Common Stocks	$93,664,519	$—	$—	$93,664,519
Money Market Funds	332,863	—	—	332,863
Total Investments in Securities	$93,997,382	$—	$—	$93,997,382

Alpha Architect International Quantitative Momentum ETF
Assets*
Common Stocks	$76,848,341	$—	$—	$76,848,341
Preferred Stocks	1,520,589	—	—	1,520,589
Money Market Funds	367,829	—	—	367,829
Total Investments in Securities	$78,736,759	$—	$—	$78,736,759

Alpha Architect Value Momentum Trend ETF
Assets*
Investment Companies	$48,244,368	$—	$—	$48,244,368
Money Market Funds	292,905	—	—	292,905
Total Investments in Securities	$48,537,273	$—	$—	$48,537,273
*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended June 30, 2021, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

NOTE 3 — TRANSACTIONS WITH AFFILIATES:

The Alpha Architect Value Momentum Trend ETF’s transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Alpha Architect Value Momentum Trend ETF had the following transactions with such affiliated Alpha Architect ETFs (i.e., the Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF) during the fiscal period ended June 30, 2021:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Total
Value, Beginning of Period	$9,719,189	$12,760,797	$10,216,557	$15,143,216	$47,839,759
Purchases	553,030	1,129,226	535,881	1,117,206	3,335,343
Proceeds from Sales	(3,929,311)	(3,168,206)	(3,199,659)	(4,828,466)	(15,125,642)
Net Realized Gains (Losses)	711,913	(72,905)	1,300,917	283,587	2,223,512
Change in Unrealized Appreciation (Depreciation)	3,063,397	2,693,875	1,363,556	2,850,568	9,971,396
Value, End of Period	$10,118,218	$13,342,787	$10,217,252	$14,566,111	$48,244,368
Dividend Income	131,924	122,035	—	—	253,959
Capital Gains Distributions	—	—	—	—	—

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Shares, Beginning of Period	409,498	536,655	254,080	538,391
Number of Shares Purchased	17,859	39,317	10,170	31,970
Number of Shares Sold	(132,623)	(116,652)	(65,309)	(150,523)
Shares, End of Period	294,734	459,320	198,941	419,838